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CCMI BOND FUND

A Portfolio of CCMI Funds

SEMI-ANNUAL REPORT
November 30, 2002

Not FDIC Insured      ■      May Lose Value      ■      No Bank Guarantee

SEMI-ANNUAL REPORT

PRESIDENT’S MESSAGE

Dear Shareholder:
I am pleased to present the Semi-Annual Report for CCMI Bond Fund. This report covers the first half of the Fund’s fiscal year, which is the period from July 1, 2002 (the date the Fund began operation) through November 30, 2002. Inside, you will find information that includes an investment review by the Fund’s portfolio manager, a complete list of the Fund’s holdings as of November 30, 2002, and the financial statements.
To help your money earn income, this Fund invests in a diversified, quality portfolio of U.S. government bonds, investment-grade corporate bonds and mortgage-backed securities.
Amid a positive bond market, CCMI Bond Fund delivered an average annual total return of 4.84%1 due to a $0.27 increase in net asset value and the payment of $0.21 per share in dividends.1 The Fund’s net assets totaled $93.6 million at the end of the reporting period.
Thank you for participating in the income opportunities of bonds through the diversification, professional management and convenience of CCMI Bond Fund. We’ll continue to keep you up-to-date on your investment progress.

Sincerely,

/s/ Peter J. Germain

Peter J. Germain
President
January 15, 2003

1
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total return for the period based on offering price was 0.13%.

INVESTMENT REVIEW

The investment objective of the CCMI Bond Fund (the Fund) is to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in a professionally managed, diversified portfolio of fixed-income securities. The Fund attempts to achieve this objective while controlling the credit risk that is associated with investing in fixed-income, typically investing in investment grade credits.

The Fund commenced operations on July 1, 2002 with assets of approximately $43.5 million. The assets under management grew substantially during the five-month reporting period, to exceed $93.6 million as of November 30, 2002, representing a 115% increase. This inflow of funds from new investors presented a challenge to the Fund: finding value in the fixed-income market when government bond yields have been at historically low levels for much of the calendar year. The Federal Open-Market Committee (FOMC) lowered the Federal Funds rate to an historic low of 1.25% on November 6, 2002. The yield on the ten-year Treasury was approximately 4.8% at Fund inception, reaching a low on October 9, 2002 of 3.6% and pulling back to a 4.2% at period end. Keeping this in mind the Fund was able to achieve a 4.84% return from July 1, 2002 through November 30, 2002 compared to 4.08% for the Lehman Brothers Aggregate Bond Index1. This level of out performance stems from management’s decision to over-weight the corporate sector relative to the index, and at the same time under-weight treasurys and mortgage-backed securities while the general level of interest rates declined. This strategy served the Fund well, as the market witnessed a spread tightening in the corporate sector. With nearly 50% of the Fund invested in various corporate credits, the retreat in the government bond markets during November was offset with narrowing spreads in the corporate sector.

Looking ahead, as investors anticipate an improving economy, better corporate governance, and less uncertainty about corporate profitability, the Fund will continue to over-weight the corporate sector. We anticipate that spreads will continue to tighten as investors begin to have an improved tolerance for risk as uncertainty declines. The Fund will concentrate investments in industries that offer the most value relative to improvements in earnings, strengthening balance sheets and predictability of cash flows.

Below are the Fund’s ten largest positions and the percent of the Fund each represents:

1.	Federal National Mortgage Association, Note 5.75%, 11/7/2017	2.7%	6.	United States Treasury Note, 3.25%, 8/15/2007	2.1%
2.	Federal Home Loan Mortgage Corp., Sub. Note, 6.375%, 8/1/2011	2.3	7.	Regions Financial Corp., Sub. Note, 7.75%, 9/15/2024	1.8
3.	Inter-American Development Bank, Deb., 7.125%, 3/15/2023	2.2	8.	Federal National Mortgage Association, Note, 7.00%, 4/15/2022	1.7
4.	Government National Mortgage Association, Pool 565504, 5.50%, 9/15/2035	2.1	9.	General Electric Capital Corp., Note, Series MTN, 6.75%, 3/15/2032	1.7
5.	Federal Home Loan Mortgage Corp., Note, Series MTN, 6.05%, 11/7/2017	2.1	10.	Federal Home Loan Bank System, Bond, 6.05%, 9/18/2017	1.6

It appears that both the economy and corporate profits have bottomed, and we anticipate a gradual recovery to continue into 2003.

Thank you for your continued confidence and for your investment in the CCMI Bond Fund.

1
Lehman Brothers Aggregate Bond Index is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. Investments cannot be made in an index.

PORTFOLIO OF INVESTMENTS
November 30, 2002 (unaudited)
Principal Amount		Value

	CORPORATE BONDS—51.0%

	Air Transportation—0.8%

$350,000	United Parcel Service, Note, 5.00%, 8/15/2013	$341,560

400,000	United Parcel Service, Note, Series UPS, 6.00%, 4/15/2016	408,852

	TOTAL	750,412

	Banking—9.5%

601,000	African Development Bank, Note, 6.875%, 10/15/2015	682,032

191,000	BT Capital Trust, Company Guarantee, Series B1, 7.90%, 1/15/2027	196,944

500,000	Bank of America Corp., Sub. Note, Series NOTZ, 6.50%, 5/15/2017	516,835

1,000,000	Bank of New York, Note, 3.90%, 9/1/2007	1,003,891

1,000,000	Comerica Bank, Sub. Note, 8.375%, 7/15/2024	1,118,266

800,000	First Union Institutional Capital II, Company Guarantee, 7.85%, 1/1/2027	829,550

500,000	Firstar Bank, N.A., Sub. Note, 7.125%, 12/1/2009	561,246

250,000	HSBC USA Capital Trust IV, Company Guarantee, 7.53%, 12/4/2026	253,765

188,000	NB Capital Trust II, Company Guarantee, 7.83%, 12/15/2026	203,364

1,127,000	Peoples Bank Bridgeport, Sub. Note, 9.875%, 11/15/2010	1,221,582

1,500,000	Regions Financial Corp., Sub. Note, 7.75%, 9/15/2024	1,733,030

500,000	Union Planters Capital Trust, Bank Guarantee, 8.20%, 12/15/2026	529,151

	TOTAL	8,849,656

	Beverage & Tobacco—1.2%

750,000	Anheuser-Busch Cos., Inc., Bond, 5.95%, 1/15/2033	760,057

330,000	Anheuser-Busch Cos., Inc., Deb., 7.125%, 7/1/2017	375,474

	TOTAL	1,135,531

	Finance – Retail—2.7%

865,000	Commercial Credit Co., Note, 6.625%, 6/1/2015	928,911

1,000,000	Household Finance Corp., Note, 7.875%, 3/1/2007	1,059,775

500,000	Household Finance Corp., Sr. Note, 7.65%, 5/15/2007	528,871

	TOTAL	2,517,557

	Financial Intermediaries—7.7%

1,400,000	CIT Group Inc., Note, 7.625%, 8/16/2005	1,477,010

500,000	Citigroup, Inc., 6.50%, 1/18/2011	546,419

250,000	Citigroup, Inc., Sub. Note, 7.25%, 10/1/2010	280,872

1,000,000	Goldman Sachs Group, Inc., 6.60%, 1/15/2012	1,084,554

1,250,000	Goldman Sachs Group, Inc., Note, Series MTNB, 7.35%, 10/1/2009	1,392,150

500,000	International Lease Finance Corp., Note, 6.375%, 3/15/2009	519,013

Principal Amount		Value

	CORPORATE BONDS—continued

	Financial Intermediaries—continued

$900,000	Lehman Brothers Holdings, Inc., Note, 6.75%, 7/1/2022	$878,102

1,000,000	Wells Fargo & Co., Sub. Note, 5.125%, 9/1/2012	1,001,400

	TOTAL	7,179,520

	Financial Services—9.9%

1,000,000	Beneficial Corp., Note, Series E, 6.47%, 11/17/2008	1,015,289

1,250,000	Credit Suisse First Boston USA, Inc., Note, 6.125%, 11/15/2011	1,268,557

1,000,000	General Electric Capital Corp., 6.00%, 6/15/2012	1,047,432

1,500,000	General Electric Capital Corp., Note, Series MTN, 6.75%, 3/15/2032	1,598,960

1,000,000	Household International BV, Company Guarantee, 6.20%, 12/1/2003	1,029,259

500,000	JPM Capital Trust I, Company Guarantee, 7.54%, 1/15/2027	495,826

800,000	JPM Capital Trust II, Bond, 7.95%, 2/1/2027	824,782

1,000,000	Morgan Stanley, Note, 6.60%, 4/1/2012	1,080,680

600,000	Morgan Stanley, Unsub., 6.75%, 4/15/2011	651,626

265,000	Morgan Stanley & Co., Inc., Deb., 7.50%, 2/1/2024	278,456

	TOTAL	9,290,867

	Food & Drug Retailers—1.2%

1,000,000	McDonald’s Corp., Sub. Deb., 7.31%, 9/15/2027	1,093,042

	Industrial Products & Equipment—1.1%

1,000,000	Honeywell International, Inc., Bond, 6.125%, 11/1/2011	1,052,483

	Insurance—0.9%

100,000	Aetna, Inc., Deb., 7.25%, 8/15/2023	107,531

660,000	USF&G Corp., Sr. Note, 7.125%, 6/1/2005	698,081

	TOTAL	805,612

	Leisure & Entertainment—1.4%

1,000,000	Viacom, Inc., 5.625%, 8/15/2012	1,039,321

300,000	Walt Disney Co., Note, 5.80%, 10/27/2008	315,145

	TOTAL	1,354,466

	Metals & Mining—0.8%

670,000	Alcoa, Inc., Note, 6.50%, 6/1/2011	740,065

	Pharmaceutical—1.1%

1,000,000	Bristol-Myers Squibb Co., Note, 5.75%, 10/1/2011	1,049,635

	Rail Industry—0.3%

300,000	Burlington Northern Santa Fe, Equip. Trust, Series 99-A, 6.20%, 5/1/2013	320,152

	Retailers—1.2%

1,000,000	May Department Stores Co., Company Guarantee, 8.30%, 7/15/2026	1,097,820

	Sovereign—2.2%

1,990,000	Inter-American Development Bank, Deb., 7.125%, 3/15/2023	2,067,240

Principal Amount		Value

	CORPORATE BONDS—continued

	Telecommunications & Cellular—4.5%

$140,000	BellSouth Telecommunications, Inc., Deb., 6.75%, 10/15/2033	$135,808

800,000	Nynex Capital Funding Co., Company Guarantee, Series B, 8.23%, 10/15/2009	910,546

405,000	Pacific Bell, 7.50%, 2/1/2033	412,898

250,000	Pacific Bell, Deb., 7.375%, 6/15/2025	255,260

1,300,000	Southwestern Bell Telephone Co., Deb., 7.00%, 7/1/2015	1,463,790

1,000,000	Verizon Global Funding, Note, 6.875%, 6/15/2012	1,075,108

	TOTAL	4,253,410

	Utilities—4.5%

100,000	Dayton Power & Light Co., 1st Mtg. Bond, 8.15%, 1/15/2026	100,031

500,000	Delmarva Power and Light Co., 1st Mtg. Bond, Series MBIA, 7.71%, 6/1/2025	527,409

250,000	Entergy Louisiana, Inc., 1st Mtg. Bond, 6.50%, 3/1/2008	258,077

300,000	Indianapolis, IN Power & Light Co., 1st Mtg. Bond, Series MBIA, 7.375%, 8/1/2007	337,313

500,000	Jersey Central Power & Light, 1st Mtg. Note, Series MBIA, 6.85%, 11/27/2006	544,490

915,000	Mississippi Power Co., 1st Mtg. Bond, 6.875%, 12/1/2025	916,921

261,000	National Rural Utilities Cooperative Finance Corp., Collateral Trust, Series MBIA, 7.20%, 10/1/2015	305,459

400,000	Public Service Electric & Gas Co., 1st Ref. Mtg., Series MBI, 6.75%, 3/1/2006	441,396

500,000	Union Electric Co., 1st Mtg. Bond, 8.25%, 10/15/2022	520,827

250,000	Virginia Electric & Power Co., 1st Ref. Mtg., Series MBI, 7.00%, 1/1/2024	252,847

	TOTAL	4,204,770

	TOTAL CORPORATE BONDS (IDENTIFIED COST $46,629,043)	47,762,238

	GOVERNMENT AGENCIES—36.7%

	Federal Home Loan Mortgage Corp.—11.2%

1,000,000	Federal Home Loan Mortgage Corp., 6.05%, 11/27/2017	1,003,890

800,000	Federal Home Loan Mortgage Corp., Deb., 6.02%, 9/30/2013	818,252

1,100,000	Federal Home Loan Mortgage Corp., Note, 4.50%, 7/23/2007	1,130,277

1,000,000	Federal Home Loan Mortgage Corp., Note, 5.125%, 8/20/2012	995,350

1,000,000	Federal Home Loan Mortgage Corp., Note, 6.00%, 6/27/2017	1,027,907

950,000	Federal Home Loan Mortgage Corp., Note, 6.25%, 7/31/2017	956,883

2,000,000	Federal Home Loan Mortgage Corp., Note, Series MTN, 6.05%, 11/7/2017	2,003,324

2,000,000	Federal Home Loan Mortgage Corp., Sub. Note, 6.375%, 8/1/2011	2,143,658

380,000	Federal Home Loan Mortgage Corp., Unsecd. Note, Series MTN, 6.00%, 11/21/2016	379,267

	TOTAL	10,458,808

	Federal National Mortgage Association—9.1%

1,250,000	Federal National Mortgage Association, Note, 5.50%, 11/8/2016	1,240,108

2,500,000	Federal National Mortgage Association, Note, 5.75%, 11/7/2017	2,497,383

1,000,000	Federal National Mortgage Association, Note, 6.00%, 8/14/2015	1,009,851

1,000,000	Federal National Mortgage Association, Note, 6.20%, 6/13/2017	1,041,886

600,000	Federal National Mortgage Association, Note, 6.25%, 2/28/2017	625,940

Principal Amount or Shares		Value

	GOVERNMENT AGENCIES—continued

	Federal National Mortgage Association—continued

$1,560,000	Federal National Mortgage Association, Note, 7.00%, 4/15/2022	$1,631,195

500,000	Federal National Mortgage Association, Note, Series B, 6.37%, 2/25/2014	516,380

	TOTAL	8,562,743

	Government Agency—16.4%

1,250,000	Federal Farm Credit System, 5.90%, 7/10/2017	1,241,137

1,000,000	Federal Home Loan Bank System, Bond, 5.125%, 9/27/2012	997,275

1,230,000	Federal Home Loan Bank System, Bond, 5.50%, 12/5/2013	1,230,282

1,000,000	Federal Home Loan Bank System, Bond, 5.70%, 11/21/2017	986,052

1,000,000	Federal Home Loan Bank System, Bond, 5.84%, 10/23/2017	991,361

1,100,000	Federal Home Loan Bank System, Bond, 5.875%, 9/19/2017	1,095,154

1,500,000	Federal Home Loan Bank System, Bond, 6.05%, 9/18/2017	1,502,068

1,000,000	Federal Home Loan Bank System, Bond, 6.15%, 9/5/2017	1,004,345

1,200,000	Federal Home Loan Bank System, Bond, 6.25%, 8/15/2017	1,209,193

1,000,000	Federal Home Loan Bank System, Bond, 6.25%, 9/19/2017	1,001,844

1,250,000	Federal Home Loan Bank System, Bond, 6.50%, 6/27/2017	1,267,412

530,000	Federal Home Loan Bank System, Bond, Series CP15, 6.025%, 10/16/2015	540,131

540,000	Federal Home Loan Bank System, Bond, Series CY17, 7.00%, 4/24/2017	550,068

1,000,000	Federal Home Loan Bank System, Bond, Series QB09, 6.34%, 1/23/2009	1,028,826

660,000	Federal Home Loan Bank System, Bond, Series SP11, 6.20%, 12/12/2011	684,126

	TOTAL	15,329,274

	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $33,902,603)	34,350,825

	MORTGAGE BACKED SECURITIES—6.6%

	Federal Home Loan Mortgage Corp.—0.9%

830,985	Federal Home Loan Mortgage Corp., Pool N98839, 7.00%, 5/1/2007	856,286

	Government National Mortgage Assoc.—5.7%

856,272	Government National Mortgage Association, Pool 494081, 7.00%, 8/15/2014	914,299

1,124,379	Government National Mortgage Association, Pool 544525, 7.00%, 5/15/2031	1,181,720

1,994,938	Government National Mortgage Association, Pool 565504, 5.50%, 9/15/2032	2,013,684

1,116,605	Government National Mortgage Association, Pool 780758, 7.00%, 4/15/2013	1,193,656

	TOTAL	5,303,359

	TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $5,934,427)	6,159,645

	LONG-TERM MUNICIPAL—0.8%

	Oklahoma—0.8%

620,000	Choctaw County, OK IDA, Revenue Bonds, 8.00% Bonds (Future Quest, Inc.), 7/1/2012 (identified cost $721,635)	755,774

	PREFERRED STOCKS—0.7%

	Banking—0.3%

11,000	ML Preferred Capital Trust V, Pfd., $1.82	283,360

Shares or Principal Amount		Value

	PREFERRED STOCKS—continued

	Financial Services—0.4%

15,000	BAC Capital Trust III, Pfd.	$388,350

	TOTAL PREFERRED STOCKS (IDENTIFIED COST $650,510)	671,710

	U.S. TREASURY NOTES—3.2%

$2,000,000	United States Treasury Note, 3.25%, 8/15/2007	2,003,204

1,000,000	United States Treasury Note, 4.375%, 8/15/2012	1,012,735

	TOTAL U.S. TREASURY NOTES (IDENTIFIED COST $3,066,738)	3,015,939

	TIME DEPOSITS—0.6%

510,883	Fifth Third Bank Western Ohio Dayton (at amortized cost)	510,883

	MUTUAL FUNDS—0.6%

500,000	Goldman Sachs Financial Square Money Market Fund (at net assets)	500,000

	TOTAL INVESTMENTS (IDENTIFIED COST $91,915,839)[1]	$93,727,014

1
The cost for federal tax purposes is $91,915,839. The net unrealized appreciation of investments on a federal tax basis amounts to $1,811,175 which is comprised of $2,177,366 appreciation and $366,191 depreciation at November 30, 2002.

Note: The categories of investments are shown as a percentage of net assets ($93,562,573) at November 30, 2002.
The following acronyms are used throughout this portfolio:

IDA	—Industrial Development Authority
MBIA	—Municipal Bond Investors Assurance
MTN	—Medium Term Note
See Notes which are an integral part of the Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2002 (unaudited)

Assets:

Total investments in securities, at value (identified cost $91,915,839)		$93,727,014

Cash		4,331

Income receivable		1,447,399

TOTAL ASSETS		95,178,744

Liabilities:

Payable for investments purchased	$1,493,229

Payable for investment adviser fee	65,161

Accrued expenses	57,781

TOTAL LIABILITIES		1,616,171

Net assets for 9,112,120 shares outstanding		$93,562,573

Net Assets Consist of:

Paid in capital		$91,739,477

Net unrealized appreciation of investments		1,811,175

Accumulated net realized gain on investments		100,391

Distributions in excess of net investment income		(88,470)

TOTAL NET ASSETS		$93,562,573

Net Asset Value, Offering Price and Redemption Proceeds Per Share

$93,562,573 ÷ 9,112,120 shares outstanding		$10.27

Offering price per share (100/95.50 of $10.27)		$10.75

Redemption proceeds per share		$10.27

See Notes which are an integral part of the Financial Statements

STATEMENT OF OPERATIONS
Period Ended November 30, 20021 (unaudited)

Investment Income:

Dividends		$7,000

Interest		1,682,206

TOTAL INCOME		1,689,206

Expenses:

Investment adviser fee	$174,003

Administrative personnel and services fee	43,501

Custodian fees	3,385

Transfer and dividend disbursing agent fees and expenses	18,383

Directors’/Trustees’ fees	2,903

Auditing fees	7,736

Legal fees	1,929

Portfolio accounting fees	21,284

Share registration costs	10,030

Printing and postage	6,288

Insurance premiums	482

Miscellaneous	1,929

TOTAL EXPENSES	291,853

Waiver of investment adviser fee	(43,501)

Net expenses		248,352

Net investment income		1,440,854

Realized and Unrealized Gain on Investments:

Net realized gain on investments		100,391

Net change in unrealized appreciation of investments		1,811,175

Net realized and unrealized gain on investments		1,911,566

Change in net assets resulting from operations		$3,352,420

1	For the period from July 1, 2002 (date of initial public investment) to November 30, 2002.
See Notes which are an integral part of the Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

Period Ended (unaudited) 11/30/2002[1]

Increase (Decrease) in Net Assets

Operations:

Net investment income	$1,440,854

Net realized gain on investments	100,391

Net change in unrealized appreciation	1,811,175

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,352,420

Distributions to Shareholders:

Distributions from net investment income	(1,529,324)

Share Transactions:

Proceeds from sale of shares	95,181,837

Net asset value of shares issued to shareholders in payment of distributions declared	31

Cost of shares redeemed	(3,442,391)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	91,739,477

Change in net assets	93,562,573

Net Assets:

Beginning of period	0

End of period (including distributions in excess of net investment income of $88,470 at November 30, 2002)	$93,562,573

1	For the period from July 1, 2002 (date of initial public investment) to November 30, 2002.
See Notes which are an integral part of the Financial Statements

FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout the Period)

Period Ended (unaudited) November 30, 2002[1]

Net Asset Value, Beginning of Period	$10.00

Income From Investment Operations:

Net investment income	0.20

Net realized and unrealized gain on investments	0.28

TOTAL FROM INVESTMENT OPERATIONS	0.48

Less Distributions:

Distributions from net investment income	(0.21)

Net Asset Value, End of Period	$10.27

Total Return[2]	4.84%

Ratios to Average Net Assets:

Expenses	0.86%[3]

Net investment income	4.97%[3]

Expense waiver/reimbursement[4]	0.15%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$93,563

Portfolio turnover	19%

1	Reflects operations for the period from July 1, 2002 (date of initial public investment) to November 30, 2002.
2	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
3	Computed on an annualized basis.
4	This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements

NOTES TO FINANCIAL STATEMENTS
November 30, 2002 (unaudited)

ORGANIZATION
CCMI Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of CCMI Bond Fund (the “Fund”), a diversified portfolio. The investment objective of the Fund is to provide current income consistent with preservation of capital.

SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”).

Investment Valuation
U.S. government securities, listed corporate bonds, other fixed income and asset backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price provided by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices as furnished by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the “Trustees”).

Repurchase Agreements
It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

Investment Income, Expenses and Distributions
Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes
It is the Fund’s policy to comply with the provisions of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other
Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).
Transactions in shares were as follows:

Period Ended November 30, 2002[1]

Shares sold	9,448,225

Shares issued to shareholders in payment of distributions declared	3

Shares redeemed	(336,108)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	9,112,120

1	For the period from July 1, 2002 (date of initial public investment) to November 30, 2002.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee
Commerce Capital Management, Inc., the Fund’s investment adviser (the “Adviser”), receives for its services an annual investment adviser fee equal to 0.60% of the Fund’s average daily net assets. The Adviser may voluntarily waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE
Federated Administrative Services (“FAS”) provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on a scale that ranges from 0.150% to 0.075% of the average aggregate net assets of the Trust for the period, subject to a minimum fee of $50,000 per portfolio.

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan) pursuant to Rule 12b-1 Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (“FSC”), its principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund’s shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund, annually, to reimburse FSC. For the period ended November 30, 2002, the Fund did not incur a distribution services fee.

Shareholder Services Fee
Under the terms of a Shareholder Services Agreement with FAS, the Fund will pay FAS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FAS is used to finance certain services for shareholders and to maintain shareholder accounts. For the period ended November 30, 2002, the Fund did not incur a shareholder services fee.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES
Federated Services Company (“FServ”), through its subsidiary Federated Shareholder Services Company (“FSSC”), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees
FServ maintains the Fund’s accounting records for which it receives a fee. The fee is based on the level of the Fund’s average daily net assets for the period, plus out-of-pocket expenses.

General
Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Investment Transactions
Purchases and sales of investments, excluding long-term U.S. government securities and short-term securities (and in-kind contributions), for the period ended November 30, 2002, were as follows:

Purchases	$49,914,860

Sales	$2,982,131

Purchases and sales of long-term U.S. government securities, for the period ended November 30, 2002, were as follows:

Purchases	$54,596,424

Sales	$10,667,721

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning each Fund’s objective and policies, management fees, expenses and other information.

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6561
Cusip 12501k401

28062 (1/03)

[LOGO]

CCMI EQUITY FUND

A Portfolio of CCMI Funds

SEMI-ANNUAL REPORT
November 30, 2002

Not FDIC Insured      ■      May Lose Value      ■      No Bank Guarantee

SEMI-ANNUAL REPORT

PRESIDENT’S MESSAGE

Dear Shareholder:
I am pleased to present the Semi-Annual Report for CCMI Equity Fund. This report covers the first half of the Fund’s fiscal year, which is the six-month period from June 1, 2002 through November 30, 2002. Inside, you will find information that includes an investment review by the Fund’s portfolio manager, a complete list of the Fund’s holdings as of November 30, 2002, and the financial statements.
To help your money grow in value over the long term, this Fund invests in a diversified portfolio of high-quality stocks. As you can see from the list of holdings, many of these stocks are issued by industry leaders whose products and services you use every day.
Reflecting the continued negative stock market environment over the six-month reporting period, CCMI Equity Fund delivered a total return of (11.84)%1 due to a decline in net asset value. Dividends totaled $0.035 per share.1 The Fund’s net assets totaled $89.7 million at the end of the reporting period.
As we begin a new year after an extended period of difficult stock market conditions, I urge you to remember that bear markets don’t last forever. We look forward to an improved environment that rewards stock investors for their patience.
Thank you for participating in the growth opportunities of stocks through the diversification, professional management and convenience of CCMI Equity Fund. We’ll continue to keep you up-to-date on your investment progress.

Sincerely,

/s/ Peter J. Germain

Peter J. Germain

President
January 15, 2003

1
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total return for the period based on offering price was (16.90)%.

1

INVESTMENT REVIEW

The investment objective for the CCMI Equity Fund (the Fund) is to provide high total returns over longer periods of time through appreciation of capital and current income provided by dividends and interest payments. The Fund attempts to achieve this objective by investing primarily in a broad, diversified group of common stocks of companies deemed to have above average earnings growth prospects, selling at reasonable valuations.
The equity markets remained under pressure for the past six months with markets reaching multi-year lows in July 2002, only to rebound and then set even lower levels in early October 2002. This weakness and extreme volatility resulted from corporate governance and accounting issues coupled with doubts of a recovery in corporate profits. During this reporting period, investors witnessed some of the largest corporate bankruptcies in history, as Worldcom and US Airways declared Chapter 11, only to be shortly followed by United Airlines. Valuations for the broader stock market are still historically high and the possibility of war with Iraq continues to create doubt in the minds of investors.
The Fund experienced a (11.84)% return in the six month reporting period ended November 30, 2002. This compares to a (11.49)% return for the Standard & Poor’s 500 Index (S&P 500)1.
As of November 30, 2002, the Fund’s total investments were $89,669,119. The Fund was 93.7% invested in common stocks and the remaining 6.3% invested in cash equivalents. The Fund’s ten largest positions as of November 30, 2002 and their weightings as a percent of the Fund’s total net assets were:

Exxon Mobil Corp.	3.7%

Merck & Co., Inc.	2.8

General Electric Co.	2.3

Citigroup, Inc.	2.3

Microsoft Corp.	2.3

Alcoa, Inc.	2.1

Pfizer, Inc.	2.1

American International Group, Inc	2.0

Washington Mutual, Inc.	1.9

Jefferson-Pilot Corp.	1.9

It appears that both the economy and corporate profits have bottomed, and we anticipate a gradual recovery to continue into 2003.
We continue to use the same disciplined process to manage the CCMI Equity Fund. Specifically, we continue to invest in companies that have superior management teams with proven track records, strong competitive positions, and above average long-term growth prospects. We seek to invest in these companies while the stocks are selling at reasonable valuations. Our discipline also dictates that the Fund have representation in all the economic sectors with weightings that approach those of the S&P 500.
Thank you for your continued confidence and for your investment in the CCMI Equity Fund.

1.
S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through change in the aggegate market value of 500 stocks representing all major industries. The index is unmanaged, and investments cannot be made in an index.

2

PORTFOLIO OF INVESTMENTS
November 30, 2002 (unaudited)
Shares		Value

	COMMON STOCKS—93.7%

	Communications—3.8%

53,000	SBC Communications, Inc.	$1,510,500

45,000	Sprint Corp.	656,100

30,000	Verizon Communications	1,256,400

	TOTAL	3,423,000

	Consumer Durables—1.1%

70,000	Clayton Homes, Inc.	943,600

	Consumer Non-Durables—6.4%

30,000	Anheuser-Busch Cos., Inc.	1,473,600

26,000	General Mills, Inc.	1,160,120

40,000	Gillette Co.	1,212,800

22,500	Kraft Foods, Inc., Class A	845,100

25,000	PepsiCo, Inc.	1,062,000

	TOTAL	5,753,620

	Consumer Services—7.5%

55,000	Carnival Corp., Class A	1,542,750

55,000	[1]Comcast Corp., Class A	1,254,000

52,500	Darden Restaurants, Inc.	1,135,575

20,000	Gannett Co., Inc.	1,425,000

70,000	Walt Disney Co.	1,387,400

	TOTAL	6,744,725

	Electronic Technology—9.5%

47,000	[1]Applied Materials, Inc.	801,350

85,000	[1]Cisco Systems, Inc.	1,268,200

130,000	[1]CommScope, Inc.	1,170,000

40,000	[1]Electronics for Imaging, Inc.	707,600

70,000	Intel Corp.	1,461,600

15,000	International Business Machines Corp.	1,306,500

80,000	Motorola, Inc.	910,400

42,000	Texas Instruments, Inc.	844,620

	TOTAL	8,470,270

	Energy Minerals—6.8%

5,000	Amerada-Hess Corp.	280,000

25,000	Anadarko Petroleum Corp.	1,180,000

6,160	ChevronTexaco Corp.	412,905

19,877	ConocoPhillips	950,319

3

Shares		Value

	COMMON STOCKS—continued

	Energy Minerals—continued

95,000	Exxon Mobil Corp.	$3,306,000

	TOTAL	6,129,224

	Finance—20.8%

38,000	American Express Co.	1,479,340

28,200	American International Group, Inc.	1,837,230

52,066	Citigroup, Inc.	2,024,326

40,100	Duke Realty Investments, Inc.	1,002,500

10,000	Federal Home Loan Mortgage Corp.	576,400

15,000	Federal National Mortgage Association	945,750

45,000	FleetBoston Financial Corp.	1,220,850

50,000	J.P. Morgan Chase & Co.	1,258,500

45,000	Jefferson-Pilot Corp.	1,716,750

35,000	Merrill Lynch & Co., Inc.	1,522,500

41,500	Pennsylvania Real Estate Investment Trust	1,050,365

45,000	Prologis Trust	1,106,100

13,000	S&P Depositary Receipts Trust, ADR	1,221,350

48,000	Washington Mutual, Inc.	1,727,040

	TOTAL	18,689,001

	Health Services—0.3%

10,000	[1]Laboratory Corporation of America Holdings	240,000

	Health Technology—13.5%

21,000	Abbott Laboratories	919,380

15,000	[1]Amgen, Inc.	708,000

30,000	Bristol-Myers Squibb Co.	795,000

27,000	Johnson & Johnson	1,539,540

35,000	[1]Medimmune, Inc.	923,300

42,000	Merck & Co., Inc.	2,495,220

60,000	Pfizer, Inc.	1,892,400

60,000	Schering Plough Corp.	1,359,600

38,000	Wyeth	1,460,340

	TOTAL	12,092,780

	Industrial Services—1.3%

27,000	Schlumberger Ltd.	1,194,750

	Non-Energy Minerals—3.7%

75,000	Alcoa, Inc.	1,916,250

45,000	Martin Marietta Materials	1,418,400

	TOTAL	3,334,650

4

Shares		Value

	COMMON STOCKS—continued

	Producer Manufacturing—6.7%

75,000	General Electric Co.	$2,032,500

40,000	Masco Corp.	806,800

70,000	Molex, Inc., Class A	1,678,600

24,000	United Technologies Corp.	1,499,280

	TOTAL	6,017,180

	Retail Trade—1.1%

30,000	Costco Wholesale Corp.	969,000

	Technology Services—6.2%

70,000	Autodesk, Inc.	1,084,300

116,200	[1]Citrix Systems, Inc.	1,365,350

32,000	First Data Corp., Class	1,108,480

35,000	[1]Microsoft Corp.	2,023,700

	TOTAL	5,581,830

	Transportation—0.9%

12,000	United Parcel Service, Inc.	760,320

	Utilities—4.1%

40,100	Black Hills Corp.	1,035,783

45,000	Duke Energy Corp.	888,300

30,000	Progress Energy, Inc.	1,260,000

20,000	Southern Co.	523,200

	TOTAL	3,707,283

	TOTAL COMMON STOCKS (IDENTIFIED COST $78,452,285)	84,051,233

	Time Deposit—2.2%

1,959,850	Fifth Third Bank Western Ohio Dayton (at amortized cost)	1,959,850

	Mutual Fund—4.1%

3,658,036	Goldman Sachs Financial Square Money Market Fund (at net asset value)	3,658,036

	TOTAL INVESTMENTS (IDENTIFIED COST $84,070,171)[2]	$89,669,119

1	Non-income producing security.

2
The cost of investments for federal tax purposes amounts to $84,070,171. The net unrealized appreciation of investments on a federal tax basis amounts to $5,598,948 which is comprised of $14,294,745 appreciation and $8,695,797 depreciation at November 30, 2002.

Note: The categories of investments are shown as a percentage of net assets ($89,674,442) at November 30, 2002.

The following acronym is used throughout this portfolio:
ADR — American Depositary Receipt
See Notes which are an integral part of the Financial Statements

5

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2002 (unaudited)

Assets:

Total investments in securities, at value (identified cost $84,070,171)		$89,669,119

Cash		614

Income receivable		175,277

Receivable for investments sold		102,806

Prepaid expenses		40,537

TOTAL ASSETS		89,988,353

Liabilities:

Payable for investments purchased	$187,625

Payable investment adviser fee	93,733

Payable for administrative personnel and services fee	10,626

Payable for shareholder services fee	10,420

Accrued expenses	11,507

TOTAL LIABILITIES		313,911

Net assets for 7,396,508 shares outstanding		$89,674,442

Net Assets Consist of:

Paid in capital		$83,412,540

Net unrealized appreciation of investments		5,598,948

Accumulated net realized gain on investments		446,360

Undistributed net investment income		216,594

TOTAL NET ASSETS		$89,674,442

Net Asset Value, Offering Price and Redemption Proceeds Per Share

$89,674,442 ÷ 7,396,508 shares outstanding		$12.12

Offering price per share (100/94.25 of $12.12)		$12.86

Redemption proceeds per share		$12.12

See Notes which are an integral part of the Financial Statements

6

STATEMENT OF OPERATIONS
Six Months Ended November 30, 2002 (unaudited)

Investment Income:

Dividends			$864,011

Interest			40,047

TOTAL INCOME			904,058

Expenses:

Investment adviser fee		$374,588

Administrative personnel and services fee		66,104

Custodian fees		5,666

Transfer and dividend disbursing agent fees and expenses		18,972

Directors’/Trustees’ fees		5,268

Auditing fees		9,965

Legal fees		2,153

Portfolio accounting fees		22,095

Shareholder services fee		110,173

Share registration costs		10,459

Printing and postage		8,026

Insurance premiums		527

Miscellaneous		2,713

TOTAL EXPENSES		636,709

Waivers:

Waiver of investment adviser fee	$(79,324)

Waiver of shareholder services fee	(44,069)

TOTAL WAIVERS		(123,393)

Net expenses			513,316

Net investment income			390,742

Realized and Unrealized Gain (Loss) on Investments and Options:

Net realized gain on investments and options			303,221

Net change in unrealized appreciation of investments and options			(13,284,024)

Net realized and unrealized loss on investments and options			(12,980,803)

Change in net assets resulting from operations			$(12,590,061)

See Notes which are an integral part of the Financial Statements

7

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended (unaudited) 11/30/2002	Year Ended 5/31/2002

Increase (Decrease) in Net Assets

Operations:

Net investment income	$390,742	$391,044

Net realized gain on investments and options	303,221	1,108,914

Net change in unrealized appreciation of investments and options	(13,284,024)	(12,961,501)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(12,590,061)	(11,461,543)

Distributions to Shareholders:

Distributions from net investment income	(260,894)	(305,921)

Distributions from net realized gains of investments and options	—	(2,012,957)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(260,894)	(2,318,878)

Share Transactions:

Proceeds from sale of shares	11,514,063	68,839,185

Net asset value of shares issued to shareholders in payment of distributions declared	19,620	440,665

Cost of shares redeemed	(13,255,991)	(21,489,759)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,722,308)	47,790,091

Change in net assets	(14,573,263)	34,009,670

Net Assets:

Beginning of period	104,247,705	70,238,035

End of period (including undistributed net investment income of $216,594 and $86,746, respectively)	$89,674,442	$104,247,705

See Notes which are an integral part of the Financial Statements

8

FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2002	Year Ended May 31,
		2002[1]	2001	2000	1999	1998

Net Asset Value, Beginning of Period	$13.79	$16.17	$21.15	$21.74	$20.24	$17.33

Income From Investment Operations:

Net investment income	0.05	0.07	0.07	0.08	0.08	0.07

Net realized and unrealized gain (loss) on Investments and options	(1.68)	(1.89)	(1.88)	3.27	3.10	3.93

TOTAL FROM INVESTMENT OPERATIONS	(1.63)	(1.82)	(1.81)	3.35	3.18	4.00

Less Distributions:

Distributions from net investment income	(0.04)	(0.06)	(0.08)	(0.08)	(0.08)	(0.07)

Distributions from net realized gain on investments and options	—	(0.50)	(3.09)	(3.86)	(1.60)	(1.02)

TOTAL DISTRIBUTIONS	(0.04)	(0.56)	(3.17)	(3.94)	(1.68)	(1.09)

Net Asset Value, End of Period	$12.12	$13.79	$16.17	$21.15	$21.74	$20.24

Total Return[2]	(11.84)%	(11.46)%	(9.30)%	16.12%	15.90%	23.86%

Ratios to Average Net Assets:

Expenses	1.16%[3]	1.19%	1.17%	1.09%	1.00%	1.00%

Net investment income	0.89%[3]	0.50%	0.34%	0.38%	0.39%	0.39%

Expense waiver/reimbursement[4]	0.28%[3]	0.28%	0.28%	0.25%	0.09%	0.07%

Supplemental Data:

Net assets, end of period (000 omitted)	$89,674	$104,248	$70,238	$93,870	$99,526	$219,694

Portfolio turnover	11%	36%	44%	42%	92%	69%

1	For the year ended May 31, 2002, the fund was audited by KPMG LLP. Each of the previous years was audited by other auditors.
2	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
3	Computed on an annualized basis.
4	This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements

9

NOTES TO FINANCIAL STATEMENTS
November 30, 2002 (unaudited)

ORGANIZATION
CCMI Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of CCMI Equity Fund (the “Fund”), a diversified portfolio. The investment objective of the Fund is to provide high total return over longer periods of time through appreciation of capital and current income provided by dividends and interest payments.

SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”).

Investment Valuation
Listed equity securities are valued at the last sale price reported on the primary national securities exchange. Unlisted equity securities are generally valued at the mean of the latest bid and asked prices provided by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the “Trustees”).

Investment Income, Expenses and Distributions
Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes
It is the Fund’s policy to comply with the provisions of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Options Contracts
The Fund may write option contracts. A written option obligates the Fund to deliver (a call), or to receive (a put), the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the six months ended November 30, 2002, the Fund has no outstanding written options contracts.

10

Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other
Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).
Transactions in shares were as follows:

	Six Months Ended (unaudited) 11/30/2002	Year Ended 5/31/2002

Shares sold	960,398	4,679,069

Shares issued to shareholders in payment of distributions declared	1,704	29,948

Shares redeemed	(1,127,576)	(1,491,062)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(165,474)	3,217,955

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee
Commerce Capital Management, Inc., the Fund’s investment adviser (the “Adviser”) receives for its services an annual investment adviser fee equal to 0.85% of the Fund’s average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE
Federated Administrative Services (“FAS”) provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on a scale that ranges from 0.150% to 0.075% of the average aggregate net assets of the Trust for the period, subject to a minimum fee of $50,000 per portfolio.

Shareholder Services Fee
Under the terms of a Shareholder Services Agreement with FAS, the Fund will pay FAS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FAS is used to finance certain services for shareholders and to maintain shareholder accounts. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

11

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES
Federated Services Company (“FServ”), through its subsidiary Federated Shareholder Services Company (“FSSC”), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees
FServ maintains the Fund’s accounting records for which it receives a fee. The fee is based on the level of the Fund’s average daily net assets for the period, plus out-of-pocket expenses.

General
Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended November 30, 2002, were as follows:

Purchases	$9,511,638

Sales	$11,234,782

12

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning each Fund’s objective and policies, management fees, expenses and other information.

13

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6561
Cusip 12501K302

G00926-01 (1/03)